Condensed Consolidated Statements Of Operations - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended					12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2021		Sep. 30, 2021	Oct. 31, 2020		Jan. 31, 2021		Jan. 31, 2020
Operating expenses
General and administrative expenses		$ 1,000	$ 3,907,910			$ 7,302,396
Franchise tax expenses		400	50,000			150,050
Loss from operations			(3,957,910)			(7,452,446)
Other income (expenses):
Interest income earned in operating account			4			18
Income from investments held in Trust Account			40,747			98,658
Loss upon issuance of private placement warrants			0			(14,062,000)
Offering costs associated with derivative warrant liabilities			0			(710,745)
Change in fair value of derivative warrant liabilities			(2,718,668)			705,000
Total other income (expenses)			(2,677,917)			(13,969,069)
Net loss		$ (1,400)	$ (6,635,827)			$ (21,421,515)
Other comprehensive loss
Weighted average shares outstanding, basic and diluted	[1],[2]	7,500,000
Basic and diluted net loss per share		$ 0.00
Planet Labs Inc [Member]
Revenue				$ 94,063,000	[3]		$ 82,887,000	[3]	$ 113,168,000	[4]	$ 95,736,000	[4]
Cost of revenue				59,757,000	[3]		64,558,000	[3]	87,383,000	[4]	102,393,000	[4]
Gross profit (loss)				34,306,000			18,329,000		25,785,000		(6,657,000)
Operating expenses
Research and development				39,521,000	[3]		32,441,000	[3]	43,825,000	[4]	37,871,000	[4]
Sales and marketing				33,691,000			27,221,000		37,268,000		34,913,000
General and administrative expenses				31,939,000			25,548,000		32,134,000		27,019,000
Total operating expenses				105,151,000			85,210,000		113,227,000		99,803,000
Loss from operations				(70,845,000)			(66,881,000)		(87,442,000)		(106,460,000)
Other income (expenses):
Debt extinguishment gain (loss)				0			673,000		673,000		(11,529,000)
Interest expense				(7,750,000)			(6,835,000)		(9,447,000)		(6,946,000)
Change in fair value of convertible notes and warrant liabilities				(11,429,000)			(16,513,000)		(30,053,000)		207,000
Other income (expense), net				(313,000)			520,000		239,000		1,144,000
Total other income (expenses)				(19,492,000)			(22,155,000)		(38,588,000)		(17,124,000)
Loss before provision for income taxes				(90,337,000)			(89,036,000)		(126,030,000)		(123,584,000)
Provision for income taxes				822,000			569,000		1,073,000		130,000
Net loss				(91,159,000)			(89,605,000)		(127,103,000)		(123,714,000)
Other comprehensive loss
Foreign currency translation adjustment, net of tax				335,000			37,000		276,000		217,000
Comprehensive loss				$ (90,824,000)			$ (89,568,000)		$ (126,827,000)		$ (123,497,000)
Weighted average shares outstanding, basic and diluted				30,264,402			28,640,817		28,863,607		27,981,802
Basic and diluted net loss per share				$ (3.01)			$ (3.13)		$ (4.40)		$ (4.42)
Class A Shares [Member]
Other comprehensive loss
Weighted average shares outstanding, basic and diluted			34,500,000			26,032,967
Basic and diluted net loss per share			$ (0.15)			$ (0.62)
Class B Shares [Member]
Other comprehensive loss
Weighted average shares outstanding, basic and diluted			8,625,000			8,348,901
Basic and diluted net loss per share			$ (0.15)			$ (0.62)

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).
[3]	Balance includes related-party transactions entered into with Google. See Note 10.
[4]	Balance includes related-party transactions entered into with Google. See Note 11.